RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)		12 Months Ended
	Sep. 27, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Amount due from related parties:
Amounts due from related parties			$ 4,182,502
Repayment amount from related parties		$ 4,345,181	8,232,457	$ 2,651,848
Due from Hexin Group
Amount due from related parties:
Amounts due from related parties			$ 4,182,502
Repayment amount from related parties	$ 4,182,502